Taxes Schedule of Income Tax Rate (Details)	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Taxes [Abstract]
U.S. statutory tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of federal income tax benefit	1.70%	1.80%	1.80%
Income taxed outside the U.S.	(4.50%)	(4.00%)	(2.70%)
Net impact of repatriated international earnings	(1.00%)	0.10%	(1.50%)
Other, net	(0.90%)	(2.60%)	(0.40%)
Effective income tax rate	30.30%	30.30%	32.20%